Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance at Dec. 31, 2020	₩ 24,396,243	₩ 44,639	₩ 278,444	₩ 398,759	₩ 22,981,913	₩ 40,139	₩ 23,743,894	₩ 652,349
Total comprehensive income:
Profit for the year	2,418,989				2,407,523		2,407,523	11,466
Other comprehensive income (loss) (note 12,21,22,28,30)	1,362,192				26,371	1,039,551	1,065,922	296,270
Total comprehensive income	3,781,181				2,433,894	1,039,551	3,473,445	307,736
Transactions with owners:
Annual dividends (note 33)	(667,715)				(641,944)		(641,944)	(25,771)
Interim dividends (note 33)	(355,804)				(355,804)		(355,804)
Share option (note 26)	87,622		75,498				75,498	12,124
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Transactions of treasury shares (note 24)	(76,111)		(76,111)				(76,111)
Disposal of treasury shares (note 24)	57,017		57,017				57,017
Retirement of treasury shares (note 24)	1,965,952		1,965,952		(1,965,952)
Changes from spin-off (note 41)	(15,005,397)	(14,146)	(14,460,588)			(344,452)	(14,819,186)	(186,211)
Changes in ownership in subsidiaries, etc. (note 11)	132,868		137,303				137,303	(4,435)
Transactions with owners	(15,842,286)	(14,146)	(12,300,929)		(2,978,466)	(344,452)	(15,637,993)	(204,293)
Balance at Dec. 31, 2021	12,335,138	30,493	(12,022,485)	398,759	22,437,341	735,238	11,579,346	755,792
Total comprehensive income:
Profit for the year	947,831				912,400		912,400	35,431
Other comprehensive income (loss) (note 12,21,22,28,30)	(306,226)				32,798	(344,005)	(311,207)	4,981
Total comprehensive income	641,605				945,198	(344,005)	601,193	40,412
Transactions with owners:
Annual dividends (note 33)	(361,186)				(361,186)		(361,186)	0
Interim dividends (note 33)	(542,876)				(542,876)		(542,876)
Share option (note 26)	72,261		72,261				72,261	0
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Transactions of treasury shares (note 24)	(2,683)		(2,683)				(2,683)
Retirement of treasury shares (note 24)	0
Changes in ownership in subsidiaries, etc. (note 11)	27,703		(12,969)				(12,969)	40,672
Transactions with owners	(821,547)	0	56,609		(918,828)	0	(862,219)	40,672
Balance at Dec. 31, 2022	12,155,196	30,493	(11,965,876)	398,759	22,463,711	391,233	11,318,320	836,876
Total comprehensive income:
Profit for the year	1,145,937				1,093,611		1,093,611	52,326
Other comprehensive income (loss) (note 12,21,22,28,30)	(23,967)				(16,809)	(4,017)	(20,826)	(3,141)
Total comprehensive income	1,121,970				1,076,802	(4,017)	1,072,785	49,185
Transactions with owners:
Annual dividends (note 33)	(231,524)				(180,967)		(180,967)	(50,557)
Interim dividends (note 33)	(542,282)				(542,282)		(542,282)
Share option (note 26)	17,620		7,157				7,157	10,463
Interest on hybrid bonds	(17,283)				(17,283)		(17,283)
Redemption of hybrid bonds (note 25)	(400,000)		(1,241)	(398,759)			(400,000)
Issuance of hybrid bonds (note 25)	398,509			398,509			398,509
Transactions of treasury shares (note 24)	(265,120)		(265,120)				(265,120)
Retirement of treasury shares (note 24)	0
Changes in ownership in subsidiaries, etc. (note 11)	(8,687)		(2,073)				(2,073)	(6,614)
Transactions with owners	(1,048,767)	0	(261,277)	(250)	(740,532)	0	(1,002,059)	(46,708)
Balance at Dec. 31, 2023	₩ 12,228,399	₩ 30,493	₩ (12,227,153)	₩ 398,509	₩ 22,799,981	₩ 387,216	₩ 11,389,046	₩ 839,353